Interest-Bearing Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Interest-Bearing Borrowings [Abstract]
Schedule of Bridge Loan - Liability Component

The movements of the liability component and derivative component from the embedded redemption option of the bridge loan are as follows:

2022
US$

As at January 1	12,274,215
Drawdown during the year	6,756,665
Finance costs	4,074,175
Repaid during the year	(7,374,346)
Settled during the year	(15,730,709)

As at December 31	-

Schedule of Bridge Loan - Derivative Component	Bridge loan - derivative component
2022
US$

As at January 1	1,551,677
On initial recognition	842,181
Change in fair value	835,433
Exercised during the year	(3,229,291)

As at December 31	-

Schedule of Loan Notes – Liability Component

The movements of financial liability and derivatives of the loan notes and derivatives issued during the year are as follows:

	2023	2022
	US$	US$
As at January 1	8,745,192	-
Issued during the year	5,000,000	7,959,134
Finance costs	18,975,635	786,058
Repayment during the year	(32,720,827)	-
As at December 31	-	8,745,192

Schedule of Freestanding Derivative - Option for Additional Subscription of Loan Notes

Freestanding derivative - option for additional subscription of loan notes

	2023	2022
	US$	US$
As at January 1	2,796,131	-
On initial recognition	-	2,796,131
Change in fair value	9,536,904	-
Exercised during the year	(12,333,035)	-
As at December 31	-	2,796,131

Schedule of Binomial Option Pricing Model to Determine the Fair Value of the Option for Additional Subscription	The following table lists the inputs to the model used for the year ended December 31, 2022 and upon exercise:
2022
Risk-free rate (%)	4.06 – 4.33
Volatility (%)	61 – 62
Dividend yield (%)	-

The Group considered there was no material impact on the fair value of the derivative components of the loan note resulting from a percentage change in the volatility as of December 31, 2022.

Risk-free rate (%)	4.76
Volatility (%)	63
Dividend yield (%)	-